Inventories, net - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	€ 3,198.9	€ 2,668.3
Work-in-process	2,163.9	1,749.9
Finished products	2,303.8	1,179.0
Inventories, gross	7,666.6	5,597.2
Inventory reserves	(466.9)	(418.0)	€ (473.2)
Inventories, net	€ 7,199.7	€ 5,179.2